UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

June 30, 2009 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.2%
Certificate of Deposit - 40.3%
Banco Bilbao Vizcaya
8/10/09	1.10%	$19,100	$19,100,000
Barclays Bank PLC NY
12/01/09	1.13%	18,000	18,000,000
BNP Paribas NY Branch
8/05/09	1.20%	25,500	25,500,000
Calyon NY
7/07/09	0.86%	19,000	19,000,000
National Australia Bank Ltd
7/22/09	0.52%	25,100	25,100,000
Nordea Bank Finland NY
7/08/09	1.10%	19,000	19,000,000
10/13/09	1.30%	6,000	5,996,532
Rabobank Nederland NV NY
12/16/09	0.50%	13,000	13,000,000
3/03/10	0.65%	10,000	10,000,000
Royal Bank of Canada NY
Series YCD
10/01/09 (a)	1.51%	22,700	22,702,622
Societe Generale NY
8/20/09	0.55%	5,700	5,700,000
7/13/09	0.75%	12,900	12,900,000
Toronto Dominion Bank NY
7/20/09	0.50%	12,500	12,500,000
10/20/09	0.70%	9,400	9,400,000
Westpac Banking Corp.
11/13/09	1.20%	21,900	21,900,000

			239,799,154

U.S. Government & Government Sponsored Agency Obligations - 28.2%
Bank of America Corp. - FDIC Insured
9/13/10 (a)	0.66%	13,400	13,400,000
7/29/10 (a)	1.10%	12,000	12,000,000
Citigroup Funding, Inc. - FDIC Insured
7/30/10 (a)	1.14%	23,200	23,200,000
Federal Farm Credit Bank
7/08/10 (a)	1.04%	20,000	20,003,598

Federal Home Loan Banks
7/27/10 (a)	1.02%	10,000	9,998,530
11/20/09	4.25%	6,200	6,290,932
Series 1
7/28/10 (a)	1.02%	10,000	10,000,000
Federal Home Loan Mortgage Corp.
9/03/10 (a)	0.63%	10,000	10,000,000
8/24/10 (a)	0.64%	10,000	10,000,000
7/12/10 (a)	1.04%	10,000	9,997,814
7/14/10 (a)	1.04%	10,000	10,000,000
Federal National Mortgage Association
8/05/10 (a)	0.97%	10,000	9,995,780
7/13/10 (a)	1.03%	10,000	10,000,000
Federal National Mortgage Association Discount Notes
7/01/09	2.34%	12,500	12,500,000

			167,386,654

Commercial Paper - 13.9%
Banque et Caisse d’Epargne de L’Etat
7/06/09	0.47%	12,800	12,799,165
CBA (Delaware) Finance
8/13/09	0.39%	24,000	23,988,820
Chevron Funding Corp.
7/07/09	0.17%	20,600	20,599,416
Santander Central Hispano Finance Delaware Inc.
8/27/09	1.70%	25,000	24,933,104

			82,320,505

Repurchase Agreements - 7.8%
Credit Suisse, 0.00%, dated 6/30/09 due 07/01/09 in the amount of $13,000,000 (collateralized by $13,265,000 U.S. Treasury Bill, 0.00%, due 09/10/09, value $13,260,623)		13,000	13,000,000
Greenwich Capital, 0.01%, dated 6/30/09 due 07/01/09 in the amount of $13,100,004 (collateralized by $9,465,000 U.S. Treasury Bond, 9.875%, due 11/15/15, value $13,364,899)		13,100	13,100,000
Mizuho Securities, 0.00%, dated 6/30/09 due 07/01/09 in the amount of $20,100,000 (collateralized by $20,505,500 U.S. Treasury Bill, 0.00%, due 08/13/09, value $20,502,014)		20,100	20,100,000

			46,200,000

Municipal Obligations - 6.9%
Allen County OH
10/01/31 (b)	0.18%	1,300	1,300,000
Colorado Ed Cul Fac Auth (Natl Jewish Fed Bd Prog)
12/01/37 (b)	0.23%	1,500	1,500,000

Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
7/01/36 (b)	0.23%	3,455	3,455,000
Series D
10/01/38 (b)	0.23%	6,000	6,000,000
Ohio Air Quality Development Authority
11/01/40 (b)	0.35%	4,000	4,000,000
Valdez Alaska
12/01/29 (b)	0.11%	25,000	25,000,000

			41,255,000

Corporates - Investment Grades - 3.1%
Wells Fargo & Co.
1/29/10 (a)	1.48%	18,520	18,487,236

Total Investments - 100.2%
(cost $595,448,549) (c)			595,448,549
Other assets less liabilities - (0.2)%			(1,114,249)

Net Assets - 100.0%			$594,334,300

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	As of June 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investments	$–	$595,448,549	$–	$595,448,549

Total Investments in Securities	–	595,448,549	–	595,448,549

Other Financial Instruments*	–	–	–	–

	$–	$595,448,549	$–	$595,448,549

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2009